Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Revaluation reserve [member]	Exchange reserve [member]	Share premium [member]	Share Application Reserve [Member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2023	$ 10,892	$ 14,971,140	$ (123,198)	$ 89,725,052		$ 3,422,799	$ (99,985,928)	$ 8,020,757
IfrsStatementLineItems [Line Items]
Issuance of new shares	2,724			7,497,276				7,500,000
Share issuance expenses				(174,387)				(174,387)
Loss for the year							(633,257)	(633,257)
Balance at Dec. 31, 2024	13,616	14,971,140	(123,198)	97,047,941		3,422,799	(100,619,185)	14,713,113
IfrsStatementLineItems [Line Items]
Issuance of new shares	216			1,997,660	1,240,000			3,237,876
Share issuance expenses				(40,768)				(40,768)
Loss for the year							(4,760,894)	(4,760,894)
Net surplus on revaluation of leasehold property		960,116						960,116
Movements in translation reserves			(432,257)					(432,257)
Balance at Dec. 31, 2025	$ 13,832	$ 15,931,256	$ (555,455)	$ 99,004,833	$ 1,240,000	$ 3,422,799	$ (105,380,079)	$ 13,677,186